UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.):        [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Dr. Jeffrey R. Jay, M.D.
                 ------------------------------------------------
Address:               165 Mason Street - 3rd Floor
                 ------------------------------------------------
                       Greenwich, CT  06830
                 ------------------------------------------------

13F File Number: 028-12517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
                 ------------------------------------------------------
Title:
                 ------------------------------------------------------
Phone:
                 ------------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Dr. Jeffrey R. Jay, M.D.         Greenwich, CT      February 14, 2013
------------------------------------   ------------------  --------------------
         [Signature]                      [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         13F File Number                Name

         28-
            -------------               ---------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
                                           ---------------
Form 13F Information Table Entry Total:         26
                                           ---------------
Form 13F Information Table Value Total:    $    107,405
                                           ---------------
                                              (thousands)


List of Other Included Managers:           Mr. David Kroin
                                           Great Point Partners, LLC


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.              13F File Number           Name

1                028-13262                 Mr. David Kroin
2                028-11743                 Great Point Partners, LLC

   COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6     COLUMN 7           COLUMN 8
---------------------------  --------   --------   --------   -------------------   ----------    --------   -----------------------
                                                                                                                 VOTING AUTHORITY
                               TITLE                VALUE     SHRS OR  SH/   PUT/   INVESTMENT     OTHER     -----------------------
NAME OF ISSUER               OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION    MANAGER     SOLE    SHARED    NONE
---------------------------  --------   --------   --------   -------------------   ----------    --------   -----------------------

ACADIA PHARMACEUTICALS INC.    COM     004225108    10,935   2,351,477  SH         Share-Defined   1,2       2,351,477   0      None
ACCURAY INC.                   COM     004397105     1,608     250,000  SH         Share-Defined   1,2         250,000   0      None
ACELRX PHARMACEUTICALS, INC.   COM     00444T100     6,464   1,517,500  SH         Share-Defined   1,2       1,517,500   0      None
AFFYMAX, INC.                  COM     00826A109     1,682      88,551  SH         Share-Defined   1,2          88,551   0      None
AMAG PHARMACEUTICALS, INC.     COM     00163U106         2         150  SH         Share-Defined   1,2             150   0      None
AMARIN CORPORATION PLC
SPONSORED ADR                  COM     023111206     5,122     633,119  SH         Share-Defined   1,2         633,119   0      None
BIODEL INC.                    COM     09064M204     3,174   1,350,400  SH         Share-Defined   1,2       1,350,400   0      None
CELSION CORP                   COM     15117N305     6,912     843,900  SH   PUT   Share-Defined   1,2         843,900   0      None
EXACT SCIENCES CORP            COM     30063P105     4,395     415,000  SH         Share-Defined   1,2         415,000   0      None
FURIEX PHARMACEUTICAL, INC.    COM     36106P101    12,167     631,737  SH         Share-Defined   1,2         631,737   0      None
HORIZON PHARMACIES INC.        COM     44047T109     3,412   1,464,322  SH         Share-Defined   1,2       1,464,322   0      None
HYPERION THERAPEUTICS INC.     COM     44915N101     8,703     771,574  SH         Share-Defined   1,2         771,574   0      None
MEI PHARMA INC.                COM     55279B202       158   1,104,000  SH         Share-Defined     1       1,104,000   0      None
NPS PHARMACEUTICALS INC.       COM     62936P103       687      75,528  SH         Share-Defined   1,2          75,528   0      None
ONCOGENEX PHARMACEUTICAL INC.  COM     68230A106    10,791     822,492  SH         Share-Defined   1,2         822,492   0      None
ONCOTHYREON INC.               COM     682324108       491     255,610  SH         Share-Defined   1,2         255,610   0      None
ONCOTHYREON INC.               COM     682324108       192     100,000  SH   PUT   Share-Defined   1,2         100,000   0      None
PAIN THERAPEUTICS INC.         COM     69562K100     3,735   1,378,190  SH         Share-Defined   1,2       1,378,190   0      None
PALATIN TECHNOLOGIES INC.      COM     696077403     1,582   2,637,207  SH         Share-Defined   1,2       2,637,207   0      None
QUESTCOR PHARMACEUTICALS INC.  COM     74835Y101     8,016     300,000  SH         Share-Defined   1,2         300,000   0      None
RTI BIOLOGICS, INC.            COM     74975N105     2,135     500,000  SH         Share-Defined   1,2         500,000   0      None
SAREPTA THERAPEUTICS INC.      COM     803607100       828      32,081  SH         Share-Defined   1,2          32,081   0      None
TARGACEPT, INC.                COM     87611R306     1,068     243,800  SH         Share-Defined   1,2         243,800   0      None
VANDA PHARMACEUTICALS INC.     COM     921659108     8,510   2,300,021  SH         Share-Defined   1,2       2,300,021   0      None
VASCULAR SOLUTIONS INC.        COM     92231M109     3,160     200,000  SH         Share-Defined   1,2         200,000   0      None
ZOGENIX, INC.                  COM     98978L105     1,476   1,110,400  SH         Share-Defined   1,2       1,110,400   0      None